UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GW Capital, Inc.
Address: 10900 N.E. Eighth Street, Suite 1010
         Bellevue, WA  98004

13F File Number:  28-02777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guy Watanabe
Title:     President
Phone:     425-455-4551

Signature, Place, and Date of Signing:

      /s/  Guy Watanabe     Bellevue, WA     November 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $516,532 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108    23689  1053611 SH       SOLE                   911306        0   142305
ALPHA NATURAL RESOURCES INC    COM              02076X102    13761   873197 SH       SOLE                   761497        0   111700
AMEDISYS INC                   COM              023436108    20438   515220 SH       SOLE                   447130        0    68090
AMERICAN STS WTR CO            COM              029899101    16151   422225 SH       SOLE                   362875        0    59350
ANDREW CORP                    COM              034425108    18108  1957746 SH       SOLE                  1703586        0   254160
BOWATER INC                    COM              102183100    18638   905405 SH       SOLE                   795135        0   110270
CROWN HOLDINGS INC             COM              228368106    22100  1187960 SH       SOLE                  1032155        0   155805
DEAN FOODS CO NEW              COM              242370104      727    17300 SH       SOLE                    17300        0        0
GLATFELTER                     COM              377316104        3      240 SH       SOLE                      240        0        0
GREAT PLAINS ENERGY INC        COM              391164100      746    24050 SH       SOLE                    24050        0        0
HANOVER COMPRESSOR CO          COM              410768105    21700  1190848 SH       SOLE                  1031448        0   159400
HEALTH CARE REIT INC           COM              42217K106    19043   476020 SH       SOLE                   414790        0    61230
HEALTHCARE RLTY TR             COM              421946104    18696   486834 SH       SOLE                   424484        0    62350
HEARST-ARGYLE TELEVISION INC   COM              422317107    15473   674165 SH       SOLE                   584150        0    90015
INPUT/OUTPUT INC               COM              457652105    20639  2077763 SH       SOLE                  1792893        0   284870
ISHARES TR                     RUSL 2000 VALU   464287630      578     7825 SH       SOLE                     3325        0     4500
LTC PPTYS INC                  COM              502175102    18611   767362 SH       SOLE                   664602        0   102760
MANOR CARE INC NEW             COM              564055101      829    15850 SH       SOLE                    15850        0        0
MARCHEX INC                    CL B             56624R108    13394   873132 SH       SOLE                   758217        0   114915
NORTHWESTERN CORP              COM NEW          668074305    15851   453210 SH       SOLE                   389450        0    63760
OMEGA HEALTHCARE INVS INC      COM              681936100    20417  1360179 SH       SOLE                  1181684        0   178495
ONEOK INC NEW                  COM              682680103    22333   590918 SH       SOLE                   513443        0    77475
OWENS ILL INC                  COM NEW          690768403    22394  1452279 SH       SOLE                  1262629        0   189650
PEP BOYS MANNY MOE & JACK      COM              713278109    18334  1427034 SH       SOLE                  1251029        0   176005
QUIKSILVER INC                 COM              74838C106    15759  1296885 SH       SOLE                  1129060        0   167825
SIERRA PAC RES NEW             COM              826428104    18719  1305505 SH       SOLE                  1136310        0   169195
SINCLAIR BROADCAST GROUP INC   CL A             829226109    15038  1915833 SH       SOLE                  1650363        0   265470
SMURFIT-STONE CONTAINER CORP   COM              832727101      520    46450 SH       SOLE                    46450        0        0
SOUTHWEST GAS CORP             COM              844895102    20032   601230 SH       SOLE                   522780        0    78450
STEWART ENTERPRISES INC        CL A             860370105    18579  3170965 SH       SOLE                  2756885        0   414080
SUNRISE SENIOR LIVING INC      COM              86768K106    10115   338770 SH       SOLE                   294405        0    44365
TIDEWATER INC                  COM              886423102    18914   427968 SH       SOLE                   371628        0    56340
VECTREN CORP                   COM              92240G101    17426   648955 SH       SOLE                   562935        0    86020
VENTAS INC                     COM              92276F100      780    20250 SH       SOLE                    20250        0        0
WESTAR ENERGY INC              COM              95709T100    17997   765502 SH       SOLE                   666097        0    99405